Derivative Liabilities (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability	$ 317,614	$ 0
Quoted prices in active markets (Level 1)
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability
Significant other observable inputs (Level 2)
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability
Significant unobservable inputs (Level 3)
Summary of derivative liabilities fair value measured on a recurring basis
Derivative liability	$ 317,614